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                      METROPOLITAN LIFE INSURANCE COMPANY

                NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT

                                  SUPPLEMENT
                            DATED DECEMBER 11, 2002
                                      TO
                         PROSPECTUS DATED MAY 1, 1988

   PROPOSED SUBSTITUTION. Metropolitan Life Insurance Company ("MetLife"), and other applicants filed an application (the "Application") with the Securities and Exchange Commission (the "SEC") on December 10, 2002 seeking an order approving the substitution of certain shares currently held by subaccounts of New England Life Retirement Investment Account. To the extent required by law, approval of the substitution will also be obtained from the state insurance regulators in certain jurisdictions.

   MetLife proposes to substitute certain classes of shares of certain Series of the New England Zenith Fund (the "Replacement Portfolios") for Class A shares of certain portfolios of the CDC Nvest Cash Management Trust and CDC Nvest Funds Trust I (the "Substituted Portfolios") as follows:

              SUBSTITUTED PORTFOLIOS      REPLACEMENT PORTFOLIOS
             ------------------------------------------------------

               Class A shares of the     Class B shares of the
               CDC Nvest Targeted        Alger Equity Growth
               Equity Fund of the CDC    Series of the New England
               Nvest Funds Trust I       Zenith Fund
             ------------------------------------------------------

               Class A shares of the
               CDC Nvest Balanced Fund   Class E shares of the
               of the CDC Nvest Funds    Balanced Series of the
               Trust I                   New England Zenith Fund
             ------------------------------------------------------

               Class A shares of the     Class B shares of the
               CDC Nvest Star Value      Harris Oakmark Focused
               Fund of the CDC Nvest     Value Series of the New
               Funds Trust I             England Zenith Fund
             ------------------------------------------------------

               Class A shares of the     Class B shares of the
               CDC Nvest Bond Income     State Street Research
               Fund of the CDC Nvest     Bond Income Series of the
               Funds Trust I             New England Zenith Fund
             ------------------------------------------------------

               Class A shares of the     Class B shares of the
               Money Market Series of    State Street Research
               the CDC Nvest Cash        Money Market Series of
               Management Trust          the New England Zenith
                                         Fund

   THE EFFECT OF THE PROPOSED SHARE SUBSTITUTION WOULD BE TO REPLACE THE ABOVE
                                                             -------
CLASS A SHARES OF THE CDC NVEST CASH MANAGEMENT TRUST AND CDC NVEST FUNDS TRUST I AS INVESTMENT OPTIONS UNDER YOUR CONTRACT WITH THE ABOVE SERIES OF THE NEW ENGLAND ZENITH FUND. THIS SUPPLEMENT DOES NOT CONSTITUTE AN OFFER OF ANY SERIES OF THE NEW ENGLAND ZENITH FUND FOR SALE.

   You will receive a prospectus for each Replacement Portfolio prior to the substitution if approved by the SEC.

   You can transfer contract value in the subaccounts of the Substituted Portfolios (before the substitution) or the subaccounts of the Replacement Portfolios (after the substitution) to any other subaccount without charge.

   If the proposed substitution is carried out, we will send you a notice informing you about the substitution and the transfer rights described above.

                                     *****

   This supplement should be retained with your Prospectus for future reference.

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